Other current and non-current liabilities - Noncurrent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2022
Other Liabilities Disclosure [Abstract]
Uncertain tax positions	$ 170	$ 85
Contract liabilities	33	42
Unfavorable drilling contracts	22	46
Other liabilities	4	17
Other non-current liabilities	$ 229	$ 190	$ 171